Integrio Technologies, LLC Asset Acquisition (Details Textual) - Integrio Technologies, LLC [Member] - USD ($)		3 Months Ended	12 Months Ended
	Nov. 14, 2016	Mar. 31, 2017	Dec. 31, 2016
Integrio Technologies, LLC Asset Acquisition (Textual)
Total purchase price of acquisition		$ 2,332,000	$ 2,332,000
Cash paid to acquire company		753,000	753,000
Value of common shares issued for acquisition		$ 101,000	$ 101,000
Purchase price of transaction, Description		The total recorded purchase price for the transaction was $2,332,000 at closing on November 21, 2016 ("Closing") which consisted of the cash paid at Closing of $753,000, $400,000 cash that will be paid in two annual installments of $200,000 each on the respective anniversary dates of the Closing, $1,078,000 in contingent earnout payments and $101,000 representing the fair value of the stock issued at Closing.	The total recorded purchase price for the transaction was $2,332,000 which consisted of the cash paid at Closing of $753,000, $400,000 cash that will be paid in two annual installments of $200,000 each on the respective anniversary dates of the Closing, $1,078,000 in contingent earnout payments and $101,000 representing the fair value of the stock issued upon closing.
Asset Purchase Agreement [Member]
Integrio Technologies, LLC Asset Acquisition (Textual)
Asset purchase agreement, description	The consideration paid for the assets included an aggregate of (A) $1,800,000 in cash, of which $1,400,000 minus certain amounts payable to creditors of the Seller were paid upon the closing of the Acquisition (the "Closing") and $400,000 will be paid in two annual installments of $200,000 each on the respective anniversary dates of the Closing, subject to certain set offs and recoupment by Buyer; (B) 35,333 unregistered restricted shares of the Company's voting common stock valued at $22.50 per share; (C) certain specified assumed liabilities as detailed in the purchase price table below; and (D) up to an aggregate of $1,200,000 in earnout payments, of which up to $400,000 shall be payable to the Seller per year for the three years following the Closing.